Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 8 — Property and equipment, net

Property and equipment, net consist of the following:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	USD
Office electronic equipment	1,121,533	1,135,926	161,611
Office fixtures and furniture	182,845	190,994	27,173
Vehicles	1,201,452	1,201,452	170,933
Building	169,766,599	115,322,345	16,407,117
Subtotal	172,272,429	117,850,717	16,766,834
Less: accumulated depreciation	(10,621,001)	(10,407,212)	(1,480,653)
impairment	(35,839,687)	(34,643,556)	(4,928,801)
Total	125,811,741	72,799,949	10,357,380

Depreciation expense for the years ended December 31, 2023, 2024 and 2025 amounted to RMB 1,513,067, RMB 6,016,997 and RMB 5,008,745 (USD 712,603), respectively. Impairment loss amounted to RMB 5,499,260, RMB 35,839,687 and RMB 14,845,533 (USD 2,112,101) for the years ended December 31, 2023, 2024 and 2025, respectively. For the years ended December 31, 2025, as the deconsolidation of Kashi Duodian in May 2025, led to a reduction in gross carrying amount of property, plant and equipment of RMB 84,878,312, accumulated depreciation of RMB 5,222,534, and impairment of RMB 16,041,664.